Submission		3 Months Ended
	May 07, 2025	Mar. 31, 2025
Submission [Line Items]
Central Index Key	0001694426
Registrant Name		Delek US Holdings, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES